Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Accrued service fees	[1]	¥ 2,034		¥ 2,600
Payables to employees		13		1,342
Accrued payroll and welfare		807		1,181
Other tax payables	[2]	12,932		8,041
Deposit payables		155		155
Payables for equipment	[3]	2,929		68
Others	[4]	268		280
Total		¥ 19,138	$ 2,622	¥ 13,667

[1]	Accrued service fees represent service fees mainly includes operation and maintenance expenses, installation expenses, information technology service expenses and other expenses related to the daily operation.
[2]	Other tax payable mainly includes accrued output VAT payable.
[3]	Equipment-related accounts payable primarily cover operation and maintenance costs, listing expenses, and service charges.
[4]	Others mainly including daily reimbursement expenses.